787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

November 9, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	VALIC Company I

Securities Act File No. 002-83631

Investment Company Act File No. 811-03738

Post-Effective Amendment No. 101

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Company”), a Maryland corporation, I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 101 (the “Amendment”) to the Company’s Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Company, the Small Cap Growth Fund (the “Fund”). The Fund seeks to provide long-term capital growth. The Fund seeks to achieve its investment objective by investing 80% of net assets in equity securities of small-cap companies. It is proposed that the Amendment will become effective on January 25, 2021, pursuant to Rule 485(a)(2) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Edward J. Gizzi, Esq., SunAmerica Asset Management, LLC

Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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